Sensitivity analysis of LAT (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Sensitivity analysis of LAT [Abstract]
Discount rate increased by 0.5%	₩ (1,492,528)	₩ (1,643,171)
Discount rate decreased by 0.5%	1,635,133	1,874,896
Operating expense increased by 10%	138,689	176,568
Mortality rate increased by 10%	700,324	723,132
Mortality rate increased by 5%	318,270	354,587
Surrender ratio increased by 10%	₩ 326,184	₩ 365,768